UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-04258_

Value Line Convertible Fund,Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2011

Date of reporting period: October 31,2010

Item I.  Reports to Stockholders.

A copy of the Semi -Annual Report to Stockholders for the period ended 10/31/10 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I - A N N U A L R E P O R T
	220 East 42nd Street	O c t o b e r 3 1 , 2 0 1 0
New York, NY 10017-5891

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue	Value Line Convertible Fund, Inc.
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00075239

Value Line Convertible Fund, Inc.

To Our Value Line
To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended October 31, 2010. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six-month period that ended on October 31, convertibles gained ground, outperforming equities. Strength in the corporate bond market, both investment grade and high yield, bolstered convertibles. For the period, economic growth slowed from a peak of 5.0% at the end of 2009, to 2.5% at the end of September 2010. This benefited convertibles over equities as investors preferred the more defensive convertible issues at a time of economic uncertainty and slowing growth.

For the six-month period, your Fund gained 4.92%, outperforming the 4.10% return of its index, the Merrill Lynch Convertible Index. (1) The Fund also outperformed the total return of the S&P 500 Index (2) which rose .74%. The Fund benefited from its overweight position in industrial issues, which was among the strongest sectors. Positions in commodity firms and oil companies also added to performance.

Despite a slow growth economy, we believe that the economy has stabilized from the meltdown of 2008, and is on surer footing. Therefore, convertibles should continue to be a favorable investment. We will remain overweight the industrial, materials and energy sectors due to the demand from faster growing emerging countries, such as China, India, and Brazil. We will continue to select securities with good liquidity, favorable income, and solid creditworthiness.

As always, your confidence in Value Line Funds is appreciated and we look forward to serving your future investment needs.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Jeffrey Geffen
Jeffrey Geffen, Portfolio Manager

December 2, 2010

(1)

The Merrill Lynch Convertible Index represents a diversified group of convertible securities. The index is unmanaged and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Convertible Fund, Inc.
Convertible Fund Shareholders

Economic Observations (unaudited)

The business expansion’s underpinnings are clearly strengthening as we close out one year and get ready to enter another. For example, the nation’s gross domestic product, which grew by an upwardly revised 2.5% in the third quarter, and will likely add at least 3% in the fast-closing final period of 2010, is likely to press forward by 3%, or so, in 2011. Overall, we expect this moderate expansion to stay in place for the next several years, underpinned by steady gains in consumer and industrial activity initially and, later on in the up cycle, by belated recoveries in housing and employment. Here is a look at where we stand:

Economic Growth: We expect such growth to total at least 3% in the final quarter of 2010. Growth should then remain on that plateau, on average, in 2011. For now, we expect lackluster job growth and listless housing to be countered by improving industrial activity and better gains at the retail counter in the new year. This combination probably will keep the nation’s economy moving forward through the early years of this decade. Thereafter, recoveries in employment and housing should step in to sustain the expansion through the middle years of this decade.

Inflation: Pricing pressures are modest, overall. True, quotations for oil, gold, silver, and a range of industrial commodities have been on the rise lately, but wage inflation is low and doesn’t figure to rise notably in the absence of a lower jobless rate. We expect relatively tame inflation to prevail for another year or two. Meanwhile, the threat of deflation, or falling prices, appears go be lessening, as is the case with a double-dip recession.

Interest Rates: The Federal Reserve probably will keep short-term interest rates at current historically low levels until 2012. The central bank, which is worried about achieving sustainable economic growth and stable pricing, recently has put into place a stepped-up monetary stimulus program in which it will continue buying Treasury issues in an attempt to drive up prices and drive down yields The rationale here is to lower debt levels to a point where it becomes attractive for consumers to boost their borrowings--and thus increase their spending. It is a risky undertaking. And, thus far, the results have not been as good as advertised, as the aforementioned gains in business activity have sent long-term interest rates higher, to the chagrin of current bond holders, those seeking a mortgage, or those hoping to refinance an existing one.

Corporate Profits: Earnings rose strongly over the first three quarters of 2010, boosted by better cost management and selective revenue growth. However, such gains may now lessen going forward, especially in 2011, unless our current economic growth assumptions prove conservative.

Value Line Convertible Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 through October 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.
			Expenses
	Beginning	Ending	paid during
	account value	account value	Period 5/1/10
	5/1/10	10/31/2010	thru 10/31/10*
Actual	$1,000.00	$1,049.20	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.17

*
Expenses are equal to the Fund’s annualized expense ratio of 1.41% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights. The annualized expense ratio would have been 1.48% gross of nonrecurring legal fee reimbursement.

Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2010 (unaudited)

Ten Largest Holdings
	Principal
	Amount or		Percentage of
Issue	Shares	Value	Net Assets
WESCO International, Inc., Convertible Fixed, 6.00%, 9/15/29	$250,000	$432,812	1.6%
Citigroup, Inc., 7.50%	3,500	$432,390	1.6%
Virgin Media, Inc., 6.50%, 11/15/16	$250,000	$398,750	1.5%
Peabody Energy Corp., 4.75%, 12/15/41	$300,000	$356,625	1.3%
Cephalon, Inc., Convertible Fixed, 2.50%, 5/1/14	$300,000	$352,875	1.3%
Wells Fargo & Co. Series L, 7.50%	350	$350,000	1.3%
Ford Motor Co., Senior Notes, 4.25%, 11/15/16	$200,000	$347,500	1.3%
Steel Dynamics, Inc., Convertible Fixed, 5.13%, 6/15/14	$300,000	$345,375	1.3%
Life Technologies Corp., Senior Notes Convertible, 3.25%, 6/15/25	$300,000	$345,000	1.3%
EMC Corp., Senior Notes, 1.75%, 12/1/11	$250,000	$337,812	1.3%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	October 31, 2010

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (80.3%)
	BASIC MATERIALS (2.8%)
$100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	$147,125
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	131,125
100,000	Newmont Mining Corp., Senior Notes Convertible, 3.00%, 2/15/12	138,750
300,000	Steel Dynamics, Inc., Convertible Fixed, 5.13%, 6/15/14	345,375
		762,375
	COMMUNICATIONS (10.3%)
250,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	268,125
200,000	Arris Group, Inc. 2.00%, 11/15/26	197,875
200,000	Earthlink, Inc., Senior Notes Convertible, 3.25%, 11/15/26 (1)	230,500
250,000	Equinix, Inc., Subordinated Notes, 2.50%, 4/15/12	258,125
100,000	GSI Commerce, Inc., Senior Notes Convertible, 2.50%, 6/1/27	109,750
200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	220,500
150,000	Powerwave Technologies, Inc., Convertible Subordinated Notes, 3.88%, 10/1/27	122,250
150,000	Priceline.com, Inc., Convertible Fixed, 1.25%, 3/15/15 (2)	215,625
200,000	SBA Communications Corp., Fixed, 1.88%, 5/1/13	221,250
150,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	168,187
100,000	Time Warner Telecom, Inc., Senior Debentures, 2.38%, 4/1/26	116,500

Principal Amount		Value
$100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (2)	$115,250
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37	115,250
250,000	Virgin Media, Inc. 6.50%, 11/15/16	398,750
		2,757,937
	CONSUMER, CYCLICAL (14.7%)
200,000	AMR Corp., 6.25%, 10/15/14	227,750
200,000	ArvinMeritor, Inc., Senior Notes Convertible, 4.00%, 2/15/27	194,500
200,000	Best Buy Company, Inc., 2.25%, 1/15/22	222,000
100,000	BorgWarner, Inc., Senior Notes, 3.50%, 4/15/12	177,000
150,000	Carnival Corp., 2.00%, 4/15/21	150,000
57,000	Continental Airlines, Inc., Senior Notes, 5.00%, 6/15/23	85,999
200,000	D.R. Horton, Inc., Guaranteed Senior Notes, 2.00%, 5/15/14	214,500
200,000	Ford Motor Co., Senior Notes, 4.25%, 11/15/16	347,500
100,000	Gaylord Entertainment Co., Convertible Fixed, 3.75%, 10/1/14 (2)	139,125
200,000	International Game Technology 3.25%, 5/1/14	222,500
150,000	Lennar Corp., Convertible Fixed, 2.00%, 12/1/20 (2)	140,438
250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	248,125
300,000	MGM Resorts International, Convertible Fixed, 4.25%, 4/15/15 (2)	286,875
200,000	Navistar International Corp., 3.00%, 10/15/14	240,250
200,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	208,750

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2010

Principal Amount		Value
$150,000	TRW Automotive, Inc. 3.50%, 12/1/15 (2)	$256,500
150,000	UAL Corp., Senior Subordinated Notes Convertible, 4.50%, 6/30/21	160,740
250,000	WESCO International, Inc., Convertible Fixed, 6.00%, 9/15/29	432,812
		3,955,364
	CONSUMER, NON-CYCLICAL (19.6%)
150,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	142,125
150,000	Allergan, Inc., Convertible Fixed, 1.50%, 4/1/26	178,312
250,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	252,812
27,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	30,679
200,000	Archer-Daniels-Midland Co., Senior Notes, 0.88%, 2/15/14	211,250
150,000	Avis Budget Group, Inc., Convertible Fixed, 3.50%, 10/1/14	158,063
200,000	BioMarin Pharmaceutical, Inc., Senior Subordinated Notes, 1.88%, 4/23/17	278,500
100,000	Biovail Corp., Convertible Fixed, 5.38%, 8/1/14 (2)	196,125
300,000	Cephalon, Inc., Convertible Fixed, 2.50%, 5/1/14	352,875
200,000	Chemed Corp., Senior Notes Convertible, 1.88%, 5/15/14	197,250
100,000	Cubist Pharmaceuticals, Inc., 2.25%, 6/15/13	104,750
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	232,750
50,000	Hertz Global Holdings, Inc. 5.25%, 6/1/14	77,875
200,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (1)	188,500
150,000	Kinetic Concepts, Inc., Guaranteed Senior Notes, 3.25%, 4/15/15 (2)	154,125

Principal Amount		Value
$300,000	Life Technologies Corp., Senior Notes Convertible, 3.25%, 6/15/25	$345,000
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	168,375
150,000	Mylan, Inc., Guaranteed Senior Notes, 3.75%, 9/15/15	253,500
300,000	Nash Finch Co., Senior Subordinated Notes Convertible, 1.63%, 3/15/35 (1)	149,250
200,000	NuVasive, Inc., Convertible Fixed, 2.25%, 3/15/13	195,500
100,000	Onyx Pharmaceuticals, Inc. 4.00%, 8/15/16	103,375
200,000	PHH Corp., Convertible Fixed, 4.00%, 9/1/14	205,750
100,000	Salix Pharmaceuticals Ltd., 2.75%, 5/15/15	113,750
200,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	214,250
100,000	Sotheby’s, Convertible Fixed, 3.13%, 6/15/13	141,875
100,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	112,125
200,000	Tyson Foods, Inc., Senior Notes Convertible, 3.25%, 10/15/13	234,500
50,000	United Rentals, Inc., Convertible Fixed, 4.00%, 11/15/15	92,938
150,000	ViroPharma, Inc., Convertible Fixed, 2.00%, 3/15/17	166,500
		5,252,679
	ENERGY (6.7%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	175,688
200,000	Cameron International Corp., Senior Debentures, 2.50%, 6/15/26	258,250
250,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	238,437
150,000	Goodrich Petroleum Corp., 5.00%, 10/1/29	139,500

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
$150,000	James River Coal Co., 4.50%, 12/1/15 (2)	$150,375
300,000	Peabody Energy Corp., 4.75%, 12/15/41	356,625
200,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	259,750
200,000	St. Mary Land & Exploration Co., Senior Notes, 3.50%, 4/1/27	213,250
		1,791,875
	FINANCIAL (3.3%)
150,000	Boston Properties L.P., 3.75%, 5/15/36	168,000
150,000	Digital Realty Trust LP, Fx, 5.50%, 4/15/29 (2)	225,469
150,000	Jefferies Group, Inc., Convertible Fixed, 3.88%, 11/1/29	153,187
100,000	ProLogis 3.25%, 3/15/15	109,500
200,000	Tower Group, Inc., 5.00%, 9/15/14 (2)	220,500
		876,656
	INDUSTRIAL (8.0%)
150,000	AAR Corp., 1.75%, 2/1/26	151,688
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	244,500
250,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (1)	258,750
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	331,250
150,000	General Cable Corp., Senior Notes Convertible, 0.88%, 11/15/13	136,875
150,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	165,562
150,000	L-3 Communications Corp., 3.00%, 8/1/35	150,750
100,000	Roper Industries, Inc., Senior Subordinated Notes, 0.0% 1/15/34 (1)(3)	86,125

Principal Amount		Value
$100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (2)	$89,500
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	186,250
150,000	Triumph Group, Inc., Senior Subordinated Notes Convertible, 2.63%, 10/1/26	234,375
100,000	TTM Technologies, Inc., Senior Notes, 3.25%, 5/15/15	100,000
		2,135,625
	TECHNOLOGY (14.1%)
50,000	CACI International, Inc., 2.13%, 5/1/14	56,375
200,000	DST Systems, Inc., Convertible Fixed, 4.13%, 8/15/23 (4)	220,250
250,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	337,812
100,000	EMC Corp., Senior Notes Convertible, 1.75%, 12/1/13	142,625
300,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	301,500
150,000	Microchip Technology, Inc., Jr. Subordinated Debentures, 2.13%, 12/15/37	172,125
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	335,125
150,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	261,000
200,000	Nuance Communications, Inc., 2.75%, 8/15/27	218,500
250,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	261,250
100,000	Photronics, Inc., 5.50%, 10/1/14	144,750
200,000	Rovi Corp., 2.63%, 2/15/40 (2)	250,750

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

October 31, 2010

Principal Amount		Value
$200,000	Salesforce.com, Inc., Convertible Fixed, 0.75%, 1/15/15 (2)	$298,500
250,000	SanDisk Corp., 1.50%, 8/15/17	243,125
100,000	SYNNEX Corp., 4.00%, 5/15/18 (2)	119,250
200,000	Telvent GIT S.A., Senior Subordinated Notes, 5.50%, 4/15/15 (2)	214,750
100,000	Xilinx, Inc., 2.63%, 6/15/17 (2)	114,750
100,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	99,125
		3,791,562
	UTILITIES (0.8%)
150,000	CMS Energy Corp., Convertible Fixed, 5.50%, 6/15/29	206,813
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $19,361,887) (80.3%)	21,530,886

CONVERTIBLE PREFERRED STOCKS (8.1%)

Shares		Value
	ENERGY (1.3%)
2,000	Apache Corp. 6.00%	116,400
200	El Paso Corp. 4.99%, (2)*	237,250
		353,650
	FINANCIALS (6.8%)
150	Bank of America Corp. Series L, 7.25%	142,050
3,500	Citigroup, Inc. 7.50%	432,390
9,000	Hartford Financial Services Group, Inc. 7.25%	220,950
250	Huntington Bancshares, Inc. 8.50% *	268,750
2,000	KeyCorp 7.750% *	214,400
2,000	Vale Capital II 6.75%	181,440
350	Wells Fargo & Co. Series L, 7.50% *	350,000
		1,809,980

Shares		Value
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,934,437) (8.1%)	$2,163,630

COMMON STOCKS (4.4%)

	CONSUMER DISCRETIONARY (0.2%)
500	Coinstar, Inc. *	28,790
500	Jo-Ann Stores, Inc. *	21,625
		50,415
	CONSUMER STAPLES (0.1%)
500	Energizer Holdings, Inc. *	37,390

	ENERGY (0.9%)
500	Devon Energy Corp.	32,510
250	Halliburton Co.	7,965
2,000	Schlumberger Ltd.	139,780
500	Whiting Petroleum Corp. *	50,220
		230,475
	FINANCIALS (0.5%)
1,000	Affiliated Managers Group, Inc. *	85,610
500	Alexandria Real Estate Equities, Inc.	36,740
500	T. Rowe Price Group, Inc.	27,635
		149,985
	HEALTH CARE (0.6%)
500	Celgene Corp. *	31,035
2,000	Merck & Co., Inc.	72,560
500	Par Pharmaceutical Cos., Inc. *	16,255
1,000	ResMed, Inc. *	31,870
		151,720
	INDUSTRIALS (1.1%)
500	Honeywell International, Inc.	23,555
1,000	Hunt (J.B.) Transport Services, Inc.	35,960
1,500	Ingersoll-Rand PLC	58,965
500	Kansas City Southern *	21,910
500	Precision Castparts Corp.	68,290
1,000	TransDigm Group, Inc. *	66,270
500	Woodward Governor Co.	15,670
		290,620

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	INFORMATION TECHNOLOGY (0.2%)
500	Cognizant Technology Solutions Corp. Class A *	$32,595
500	DG Fastchannel, Inc. *	11,775
		44,370
	MATERIALS (0.6%)
1,500	Freeport-McMoRan Copper & Gold, Inc.	142,020
500	Rockwood Holdings, Inc. *	16,960
		158,980
	TELECOMMUNICATION SERVICES (0.2%)
500	Millicom International Cellular S.A.	47,300
500	NII Holdings, Inc. *	20,905
		68,205
	TOTAL COMMON STOCKS (Cost $1,023,068) (4.4%)	1,182,160

	TOTAL INVESTMENT SECURITIES (92.8%) (Cost $22,319,392)	24,876,676

Principal Amount		Value
REPURCHASE AGREEMENT (7.5%)
$2,000,000	With Morgan Stanley, 0.17%, dated 10/29/10, due 11/01/10, delivery value $2,000,028 (collateralized by $1,875,000 U.S. Treasury Notes 3.500%, due 05/15/20, with a value of $2,053,902)	2,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost $2,000,000) (7.5%)	2,000,000

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(74,857)
NET ASSETS (100%)		$26,801,819

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($26,801,819 ÷ 2,335,751 shares outstanding)		$11.47

*	Non-income producing.
(1)	Step Bond - The rate shown is as of October 31, 2010 and will reset at a future date.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Zero coupon bond.
(4)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2010.

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities at October 31, 2010 (unaudited)

Assets:
Investment securities, at value (Cost - $22,319,392)	$24,876,676
Repurchase agreement (Cost - $2,000,000)	2,000,000
Cash	165,394
Receivable for securities sold	218,897
Interest and dividends receivable	157,613
Receivable for capital shares sold	200
Total Assets	27,418,780

Liabilities:
Payable for securities purchased	467,091
Payable for capital shares redeemed	104,934
Accrued expenses:
Advisory fee	13,443
Service and distribution plan fees	2,151
Other	29,342
Total Liabilities	616,961
Net Assets	$26,801,819

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 2,335,751 shares)	$2,335,751
Additional paid-in capital	24,846,269
Undistributed net investment income	22,398
Accumulated net realized loss on investments	(2,959,883)
Net unrealized appreciation of investments	2,557,284
Net Assets	$26,801,819

Net Asset Value, Offering and Redemption Price per Outstanding Share ($26,801,819 ÷ 2,335,751 shares outstanding)	$11.47

Statement of Operations for the Six Months Ended October 31, 2010 (unaudited)

Investment Income:
Interest	$304,877
Dividends (net of foreign withholding tax of $458)	74,572
Total Income	379,449

Expenses:
Advisory fee	88,671
Registration and filing fees	30,603
Service and distribution plan fees	29,557
Printing and postage	17,151
Custodian fees	13,777
Auditing and legal fees	12,495
Transfer agent fees	8,901
Directors’ fees and expenses	1,902
Insurance	1,573
Other	3,008
Total Expenses Before Custody Credits and Fees Waived	207,638
Less: Legal Fee Reimbursement	(8,191)
Less: Service and Distribution Plan Fees Waived	(17,734)
Less: Advisory Fees Waived	(14,778)
Less: Custody Credits	(142)
Net Expenses	166,793
Net Investment Income	212,656
Net Realized and Unrealized Gain/ (Loss) on Investments:
Net Realized Gain	801,460
Change in Net Unrealized Appreciation/(Depreciation)	(5,470)
Net Realized Gain and Change in Net Unrealized Appreciation/ (Depreciation) on Investments	795,990
Net Increase in Net Assets from Operations	$1,008,646

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended October 31, 2010 (unaudited) and for the Year Ended April 30, 2010

	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
Operations:
Net investment income	$212,656	$438,305
Net realized gain on investments	801,460	2,097,079
Change in net unrealized appreciation/(depreciation)	(5,470)	3,396,496
Net increase in net assets from operations	1,008,646	5,931,880

Distributions to Shareholders:
Net investment income	(247,119)	(373,887)

Capital Share Transactions:
Proceeds from sale of shares	4,349,662	2,743,807
Proceeds from reinvestment of dividends to shareholders	220,505	337,041
Cost of shares redeemed	(4,423,907)	(4,879,859)
Net increase/(decrease) in net assets from capital share transactions	146,260	(1,799,011)

Total Increase in Net Assets	907,787	3,758,982

Net Assets:
Beginning of period	25,894,032	22,135,050
End of period	$26,801,819	$25,894,032
Undistributed net investment income, at end of period	$22,398	$56,861

See Notes to Financial Statements.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies
Value Line Convertible Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 - Inputs that are unobservable.

During the six months ended October 31, 2010, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Value Line Convertible Fund, Inc.

October 31, 2010

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$21,530,886	$0	$21,530,886
Common Stocks	1,182,160	0	0	1,182,160
Convertible Preferred Stock	1,926,380	237,250	0	2,163,630
Repurchase Agreement	0	2,000,000	0	2,000,000
Total Investments in Securities	$3,108,540	$23,768,136	$0	$26,876,676

As of October 31, 2010, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended October 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(F) Convertible Securities: It is the Fund’s policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security’s degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the common stock will reflect the cost of the original convertible security.

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

(G) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(H) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Other: On November 4, 2009, the Securities and Exchange Commission (“SEC”), Value Line, Inc. (“Value Line or VLI”), the Distributor and two former directors and officers of Value Line settled a matter related to brokerage commissions charged by the Distributor to certain Value Line mutual funds (“Funds”), from 1986 through November of 2004 involving alleged misleading disclosures provided by Value Line to the Boards of Directors/Trustees and shareholders of the Funds regarding such brokerage commissions. Value Line paid disgorgement, interest and penalty of $43.7 million in connection with the settlement, which amounts are expected to constitute a “Fair Fund” to be distributed to investors in the Funds who were disadvantaged by such brokerage practices. Value Line will bear all costs associated with any Fair Fund distribution, including retaining a third-party consultant approved by the SEC staff to administer any Fair Fund distribution.

Value Line Convertible Fund, Inc.

October 31, 2010

On March 11, 2010, VLI and the Boards of Trustees/Directors of the Funds entered into an agreement pursuant to which VLI will reimburse the Funds in the aggregate amount of $917,302 for various expenses incurred by the Funds in connection with the SEC matter referred to above. The receivable for this expense reimbursement was accrued on March 11, 2010 by the applicable Funds that incurred the expenses and will be paid by VLI in twelve monthly installments commencing April 1, 2010. The Fund accrued $8,191 in expense reimbursements from VLI. In November 2010, VLI paid in full the remaining receivable balance.

On July 20, 2010, the Board of Directors of Value Line approved a transaction involving its wholly owned subsidiaries, EULAV Asset Management, LLC (“EULAV”) and EULAV Securities, Inc. (“ESI”). Completion of the transaction is subject to various conditions. If the transaction is completed, Value Line will contribute all of the outstanding stock of ESI to EULAV, EULAV will be converted to a Delaware statutory trust named EULAV Asset Management (“EAM”), Value Line will restructure its ownership of EAM so that it has no voting authority with respect to the election or removal of the trustees of EAM and retains only interests in the revenues and residual profits of EAM and EAM will grant residual profits interests to five individuals selected by the independent directors of Value Line.

Value Line has informed the Boards of Trustees/Directors of the Funds (the “Fund Board”) that, after the closing of the proposed restructuring, Value Line will no longer control EAM, which will result in the automatic termination of the Fund’s investment advisory agreements in accordance with the requirements of the Investment Company Act of 1940.

On July 20, 2010, the Fund Board considered matters relevant to the proposed restructuring and approved new investment advisory agreements between the Funds and EAM to take effect upon the closing of the restructuring. The effectiveness of each investment advisory agreement is also contingent upon approval by shareholders of the applicable fund. Toward this end, a special shareholder meeting of the Fund was held on October 26, 2010 at which shareholders approved a new investment advisory agreement with EAM and the election of three persons as members of the Fund Board.

(L) Subsequent Events: On December 23, 2010, the restructuring referred to in Note (K) was completed and EAM is no longer a wholly-owned subsidiary of Value Line.

2. Capital Share Transactions
Transactions in capital stock were as follows:
	Six Months Ended October 31, 2010 (unaudited)	Year Ended April 30, 2010
Shares sold	391,353	263,997
Shares issued to shareholders in reinvestment of dividends and distributions	20,411	32,587
Shares redeemed	(417,297)	(474,678)
Net decrease	(5,533)	(178,094)
Dividends per share from net investment income	$0.1165	$0.1565

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:
Six Months Ended October 31, 2010 (unaudited)
Purchases:
Investment Securities	$9,555,403
Sales:
Investment Securities	$9,354,546

4. Income Taxes
At October 31, 2010, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$24,319,392
Gross tax unrealized appreciation	$2,944,690
Gross tax unrealized depreciation	($387,406)
Net tax unrealized appreciation on investments	$2,557,284

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates
An advisory fee of $88,671 before fee waivers was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended October 31, 2010. This was computed at an annual rate of 0.75% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Effective September 1, 2007 through August 31, 2011, the Adviser contractually agreed to reduce the Fund’s advisory fee by 0.125% for one year periods. The fees waived amounted to $14,778 for the six months ended October 31, 2010. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities, Inc. (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended October 31, 2010, fees amounting to $29,557, before fee waivers were accrued under the Plan. On March 11, 2010, with an effective date of September 1, 2010, the Distributor contractually agreed to waive 0.15% of the Rule 12b-1 fee for a one year period. The fee waiver amounted to $17,734 for the six months ended October 31, 2010. The Distributor has no right to recoup previously waived amounts.

For the six months ended October 31, 2010, the Fund’s expenses were reduced by $142 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers, employees and directors of Value Line and affiliated companies are also officers and a director of the Fund. At October 31, 2010, the officers and director of the Fund as a group owned 405 shares, which represent less than 1% of the outstanding shares.

Value Line Convertible Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	October 31, 2010		Years Ended April 30,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.06		$8.79	$12.25	$13.61	$12.78	$11.06

Income from investment operations:
Net investment income	0.10		0.18	0.11	0.17	0.27	0.23
Net gains or (losses) on securities (both realized and unrealized)	0.43		2.25	(3.32)	(0.15)	0.87	1.65
Total from investment operations	0.53		2.43	(3.21)	0.02	1.14	1.88

Less distributions:

Dividends from net investment income	(0.12)		(0.16)	(0.11)	(0.20)	(0.31)	(0.16)
Distributions from net realized gains	—		—	(0.07)	(1.18)	—	—
Return of capital	—		—	(0.07)	—	—	—
Total distributions	(0.12)		(0.16)	(0.25)	(1.38)	(0.31)	(0.16)

Net asset value, end of period	$11.47		$11.06	$8.79	$12.25	$13.61	$12.78

Total return	4.92	%(3)	27.73%	(26.18)%	(0.02)%	9.12%	17.06%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,802		$25,894	$22,135	$30,033	$33,661	$36,526
Ratio of expenses to average net assets(1)	1.76	%(4)	1.76%	1.91%	1.67%	1.45%	1.39%
Ratio of expenses to average net assets(2)	1.41	%(4)	1.45%	1.62%	1.37%	1.16%	1.34%
Ratio of net investment income to average net assets	1.80	%(4)	1.81%	1.05%	1.28%	2.10%	1.85%
Portfolio turnover rate	41	%(3)	126%	160%	139%	123%	82%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the advisory fee by the Adviser, a portion of the service and distribution plan fees by the Distributor, and the reimbursement of a portion of the legal fees. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.90%, 1.65%, 1.43%, and 1.38% as of April 30, 2009, 2008, 2007, and 2006, respectively and would have been unchanged for the other periods shown.

(2)
Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the advisory fee by the Adviser, a portion of the service and distribution plan fees by the Distributor, and the reimbursement of a portion of the legal fees.

(3)	Not annualized.
(4)	Annualized.

Value Line Convertible Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Convertible Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany DOB: June 1946	Director	Since 2008	Director of Mutual Fund Marketing, Director of EULAV Securities, Inc. (the “Distributor”), Secretary of Value Line, Inc. since January 2010 and Director February 2010 to October 2010.	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 DOB: January 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 DOB: October 1931	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 DOB: October 1935	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 DOB: April 1939	Director	Since 1985	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 DOB: March 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment adviser).	None

Value Line Convertible Fund, Inc.

Management of the Fund

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 DOB: July 1954	Director (Chairman of Board since March 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel DOB: August 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Director since February 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher DOB: October 1953	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Chief Legal Officer and Director of Value Line, Inc.; Acting Chairman and Acting CEO of Value Line, Inc. since November 2009; Secretary and Treasurer of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Michael J. Wagner DOB: November 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington DOB: January 1979	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

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Value Line Convertible Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund**, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Effective August 19, 2009, The Value Line Cash Fund, Inc. changed its name to the Value Line U.S. Government Money Market Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT

 .
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 5, 2011